COMBINED CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands	USD ($)
Beginning Balance at Dec. 31, 2011	$ 2,328,944
Increase (decrease) in shareholders' equity
Net income attributable to SpinCo	172,421
Net change in noncontrolling interest	(4,292)
Net distribution to parent	(231,549)
Ending Balance at Dec. 31, 2012	2,265,524
Increase (decrease) in shareholders' equity
Net income attributable to SpinCo	174,290
Net change in noncontrolling interest	(242)
Net distribution to parent	(248,272)
Ending Balance at Dec. 31, 2013	2,191,300
Increase (decrease) in shareholders' equity
Net income attributable to SpinCo	157,595
Net change in noncontrolling interest	236
Net distribution to parent	(225,580)
Ending Balance at Dec. 31, 2014	2,123,079
Increase (decrease) in shareholders' equity
Net change in noncontrolling interest	153
Ending Balance at Sep. 30, 2015	$ 1,234,312